UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2021

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Annual Report

June 30, 2021

Impact Shares Trust I

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year or as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares Trust I

Letter to Shareholders

June 30, 2021 (Unaudited)

Dear Impact Shares Funds Shareholder:

At Impact Shares we invest in change. We help social advocacy organizations, our Impact Partners, translate their social values into an index which our funds seek to track, each fund is an investable product that is traded on the NYSE ARCA. Investing in our ETFs means committing to an index that reflects a set of criteria, defined by our Impact Partners, to promote ongoing engagement with the private sector improving corporate behavior relative to our Impact Partners’ goals and expectations.

The indices which our ETFs seek to track are designed to exhibit risk and return characteristics similar to a broad equity market, while identifying specific large and mid- capitalization companies that display business practices and attributes reflective of social issues important to the respective Impact Partner. Generally, only the top scoring companies relative to the underlying index’s social criteria make it into the portfolio of approximately two hundred stocks. The Impact Partners work to educate and engage companies, investors and the general public on the effect and importance of the social metrics at issue. Thus, we strive to create improved social outcomes through our collaborations with these leading advocacy organizations. The rules-based strategies are intended to give corporations a road map to follow in order to be recognized as leaders in each respective cause and, at the same time, investors can feel confident that their capital will strive to allow a fund’s Impact Partner to actively advance its respective social issues.

By bringing together social advocacy organizations and the private sector, the funds intend to provide a vehicle for the Impact Partners to amplify and advance their respective missions in the private sector and help to advance society’s goals relative to specific social issues, using these social criteria as a common language.

Thank you for using your capital to make a difference and for choosing Impact Shares. We appreciate your support and are always here to answer your questions.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost, and current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please go to our website at www.impactetfs.org.

To determine if the Funds are appropriate investments for you, carefully consider the funds’ investment objectives, risk, and charges and expenses. This and other information can be found in the funds’ prospectuses, and if available, the summary prospectuses, which can be obtained by visiting www.impactetfs.org. Please read the prospectus, and if available, the summary prospectus, carefully before investing.

Impact Shares Trust I

Definition of the Comparative Indices

June 30, 2021 (Unaudited)

The Morningstar Large Cap Blend consists of stocks in the top 70% of the capitalization of the U.S. equity market that are defined as large-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

The Morningstar Minority Empowerment Index is designed to measure the performance of large and mid-capitalization companies that are “empowering to minorities,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index.

The Morningstar US Large-Mid Cap® Index measures the performance of the U.S. equity market targeting the top 90% of stocks by market capitalization. One cannot invest directly in an index.

The Lipper Large-Cap Core Universe consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Morningstar® Women’s Empowerment Index is designed to measure the performance of U.S. large and mid- capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index.

The Morningstar® Societal Development Index is designed to measure the performance of large and mid-capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals, (ii) adhere to the principles of the UN Global Compact, (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development.

The Lipper Global Large-Cap Core Universe consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI.

The Morningstar® Global Markets Large–Mid Index is a free-float market-cap weighted index composed of the equity securities of publicly-traded companies encompassing the top 97% of stocks by market capitalization across 46 countries including both developed and emerging markets.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2021 (Unaudited)

WOMN

The Impact Shares YWCA Women’s Empowerment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index that is designed to measure the performance of U.S. large and mid-capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar Women’s Empowerment Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. We also consider the Lipper Large-Cap Core Universe when evaluating the Fund’s performance. From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the total return for the Fund was 52.85%, and the return for the Underlying Index was 38.83%. In comparison to the Fund’s performance, during the Reporting Period, the Parent Index’s total return was 41.61% and the total return of the Lipper Large-Cap Core Universe was 39.62%

The trailing twelve months ending 2021 was defined by the COVID-19 global pandemic and extreme rates of change, as central banks around the world continued to battle the economic fallout. Additionally, the 2020 US presidential election and eventual regime change focused on pandemic strategy including fiscal stimulus which influenced market expectations. We believe echoes of this pandemic will reverberate in our society, economies, and markets for years to come. The pandemic’s economic fallout disproportionately impacted women and communities of color, this along with stark public reminders of America’s racial divide provided an opportunity for the private sector to demonstrate their commitment to non-equity stakeholders. The private sector including many of our holdings continued to respond in various ways to demonstrate solidarity towards communities of color.

The Fund outperformed both the broad Parent Index and the Lipper Large-Cap Core Universe, with the removal of fossil fuel sectors and replacement with alternative energy being a top contributor. The Fund has a quality and large cap bias which positively contributed to performance over the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were dominated by high growth technology companies Apple Inc., Nvidia and Microsoft. The top negative contributors to the Fund’s performance during the Reporting Period were Gilead, AT&T and Intel.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED JUNE 30, 2021
	ONE YEAR RETURN		ANNUALIZED INCEPTION TO DATE*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Impact Shares YWCA Women’s Empowerment ETF	52.85%	53.25%	22.68%	22.71%
Morningstar® Women’s Empowerment Index	38.83%	38.83%	17.07%	17.07%
Morningstar US Large-Mid Cap® Index	41.61%	41.61%	19.22%	19.22%

* Fund commenced operations on August 24, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2021 (Unaudited)

NACP

The Impact Shares NAACP Minority Empowerment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar Minority Empowerment Index that is designed to measure the performance of large and mid-capitalization companies that are “empowering to communities of color,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar Minority Empowerment Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. We also use the Lipper Large-Cap Core Universe when evaluating the Fund’s performance. From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the total return for the Fund was 43.35%, and the return for the Underlying Index was 39.27%. In comparison to the Fund’s performance, during the Reporting Period the Parent Index’s total return was 41.61% and the total return of the Lipper Large-Cap Core Universe was 39.69%.

The trailing twelve months ending 2021 was defined by the COVID-19 global pandemic and extreme rates of change, as central banks around the world continued to battle the economic fallout. Additionally, the 2020 US presidential election and eventual regime change focused on pandemic strategy including fiscal stimulus which influenced market expectations. We believe echoes of this pandemic will reverberate in our society, economies, and markets for years to come. The pandemic’s economic fallout disproportionately impacted women and communities of color, this along with stark public reminders of America’s racial divide provided an opportunity for the private sector to demonstrate their commitment to non-equity stakeholders. The private sector including many of our holdings continued to respond in various ways to demonstrate solidarity towards communities of color.

The Fund outperformed both the broad Parent Index and the Lipper Large-Cap Core Universe, with the removal of fossil fuel sectors and replacement with alternative energy being a top contributor. The Fund has a quality and large cap bias which positively contributed to performance over the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were dominated by high growth technology companies Apple Inc., Facebook and Microsoft. The top negative contributors to the Fund’s performance during the Reporting Period were Nextera, Intel and Tesla.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED JUNE 30, 2021
	ONE YEAR RETURN		ANNUALIZED INCEPTION TO DATE*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Impact Shares NAACP Minority Empowerment ETF	43.35%	43.27%	19.79%	19.88%
Morningstar Minority Empowerment Index	39.27%	39.27%	16.63%	16.63%
Morningstar US Large-Mid Cap® Index	41.61%	41.61%	17.53%	17.53%

* Fund commenced operations on July 18, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2021 (Unaudited)

SDGA

The Impact Shares Sustainable Development Goals Global Equity ETF (the “Fund”) seeks investment results that, before fees and expenses, track the performance of the Morningstar® Societal Development Index that is designed to measure the performance of large and mid-capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals, (ii) adhere to the principles of the UN Global Compact, (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development. The Fund seeks to exhibit risk and return characteristics similar to those of the Morningstar® Global Markets Large-Mid Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar® Societal Development Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. We also use the Lipper Global Large-Cap Core Universe when evaluating the Fund’s performance. From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the total return for the Fund was 38.16%, and the return for the Underlying Index was 41.94%. In comparison to the Fund’s performance, during the Reporting Period, total return of the Parent Index was 39.80%, and total return of the Lipper Global Large-Cap Core Universe Classification was 36.32%.

The trailing twelve months ending 2021 was defined by the COVID-19 global pandemic and extreme rates of change, as central banks around the world moved rapidly to contain the fallout. We believe echoes of this pandemic will reverberate in our society, economies, and markets for years to come. The pandemic’s economic fallout disproportionately impacted emerging economies demonstrating the disparity between developed market health infrastructures. The private sector including many of our holdings responded in various ways to demonstrate commitments to emerging economies including retrofitting manufacturing facilities to produce respiratory equipment and personal protective equipment.

The Fund has a developed market large cap bias which positively contributed to performance over the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Bank of America, JP Morgan Chase and Enphase. The top negative contributors to the Fund’s performance during the Reporting Period were Intel, Siemens and Nidec.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED JUNE 30, 2021
	ONE YEAR RETURN		ANNUALIZED INCEPTION TO DATE*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Impact Shares Sustainable Development Goals Global Equity ETF	38.16%	39.66%	13.48%	13.82%
Morningstar® Societal Development Index	41.94%	41.94%	12.70%	12.70%
Morningstar® Global Markets Large-Mid Index	39.80%	39.80%	14.72%	14.72%

* Fund commenced operations on September 20, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

COMMON STOCK — 100.0%
Communication Services— 12.7%
Alphabet, Cl A*	250	$610,447
Alphabet, Cl C*	245	614,048
AT&T	11,432	329,013
Comcast, Cl A	7,211	411,171
Facebook, Cl A*	2,543	884,227
Interpublic Group	591	19,202
Lumen Technologies	1,562	21,227
Verizon Communications	6,632	371,591
Walt Disney*	2,776	487,938

		3,748,864

Consumer Discretionary— 9.2%
Amazon.com*	336	1,155,894
Aptiv PLC*	413	64,977
Autoliv	113	11,047
Best Buy	359	41,278
Carnival*	1,132	29,839
Darden Restaurants	194	28,322
Deckers Outdoor*	40	15,363
eBay	981	68,876
Expedia Group*	201	32,906
Ford Motor*	5,893	87,570
Gap	298	10,028
General Motors*	1,883	111,417
Hasbro	206	19,471
Hilton Worldwide Holdings*	414	49,937
Lululemon Athletica*	186	67,884
Marriott International, Cl A*	407	55,564

Description	Shares	Fair Value

McDonald’s	1,182	$273,030
Royal Caribbean Cruises*	314	26,778
Starbucks	1,801	201,370
Target	772	186,623
TJX	1,839	123,985
VF	494	40,528
Yum! Brands	263	30,253

		2,732,940

Consumer Staples— 6.7%
Archer-Daniels-Midland	862	52,237
Campbell Soup	317	14,452
Church & Dwight	388	33,065
Clorox	206	37,062
Coca-Cola	6,127	331,532
Colgate-Palmolive	1,352	109,985
Conagra Brands	776	28,231
Estee Lauder, Cl A	346	110,056
General Mills	983	59,894
Hershey	224	39,016
J M Smucker	174	22,545
Kellogg	412	26,504
Kimberly-Clark	536	71,706
Kraft Heinz	1,030	42,004
Kroger	1,232	47,198
Molson Coors Beverage, Cl B*	302	16,214
PepsiCo	2,190	324,492
Procter & Gamble	3,939	531,489
Tyson Foods, Cl A	467	34,446
Walgreens Boots Alliance	1,139	59,923

		1,992,051

Financials— 10.0%
Aflac	1,029	55,216
Allstate	488	63,655
American Express	1,007	166,387
American International PLC	1,319	62,784
Ameriprise Financial	182	45,296
Bank of America	11,656	480,577
Bank of New York Mellon	1,263	64,704
BlackRock, Cl A	220	192,493
Capital One Financial	687	106,272
Citigroup	3,230	228,522
Fifth Third Bancorp	1,085	41,480
First Republic Bank	267	49,974
Goldman Sachs Group	534	202,669
Hannon Armstrong Sustainable Infrastructure Capital‡	1,159	65,078

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

Hartford Financial Services Group	554	$34,331
Huntington Bancshares	1,566	22,347
KeyCorp	1,470	30,356
Lincoln National	268	16,841
MetLife	1,162	69,546
Moody’s	252	91,317
Morgan Stanley	2,268	207,953
Northern Trust	324	37,461
Principal Financial Group	378	23,886
Progressive	945	92,808
Prudential Financial	623	63,839
Regions Financial	1,451	29,281
S&P Global	387	158,844
State Street	548	45,090
T Rowe Price Group	359	71,071
US Bancorp	2,099	119,580
Voya Financial	184	11,316

		2,950,974

Health Care— 17.7%
Abbott Laboratories	2,832	328,314
AbbVie	2,826	318,321
Agilent Technologies	473	69,914
AmerisourceBergen, Cl A	224	25,646
Amgen	941	229,369
Anthem	409	156,156
Baxter International	810	65,205
Becton Dickinson	1,230	299,124
Biogen*	247	85,529
BioMarin Pharmaceutical*	285	23,780
Bristol-Myers Squibb	3,653	244,093
Cardinal Health	466	26,604
Cigna	583	138,212
CVS Health	2,083	173,805
Edwards Lifesciences*	973	100,773
Eli Lilly	1,286	295,163
Gilead Sciences	1,999	137,651
Johnson & Johnson	4,210	693,555
McKesson	251	48,001
Medtronic PLC	2,093	259,804
Merck	4,131	321,268
Organon*	410	12,407
Perrigo PLC	206	9,445
Pfizer	9,105	356,552
Quest Diagnostics	212	27,978
Regeneron Pharmaceuticals*	171	95,510
UnitedHealth Group	1,541	617,078
Vertex Pharmaceuticals*	420	84,685

		5,243,942

Description	Shares	Fair Value

Industrials— 7.2%
3M	910	$180,754
Caterpillar	852	185,421
CSX	3,639	116,739
Cummins	241	58,758
Delta Air Lines*	947	40,967
Eaton PLC	634	93,946
Emerson Electric	925	89,022
General Electric	13,496	181,656
IHS Markit	581	65,455
Illinois Tool Works	447	99,931
Johnson Controls International PLC	1,123	77,071
Norfolk Southern	397	105,368
Owens Corning	153	14,979
Pentair PLC	254	17,142
Rockwell Automation	181	51,770
Southwest Airlines*	579	30,739
TransUnion	291	31,955
Trex*	179	18,296
Union Pacific	1,052	231,366
United Parcel Service, Cl B	1,134	235,838
Verisk Analytics, Cl A	254	44,379
Waste Management	613	85,887
WW Grainger	70	30,660
Xylem	283	33,949

		2,122,048

Information Technology— 29.6%
Accenture PLC, Cl A	992	292,431
Adobe*	740	433,374
Apple	10,421	1,427,260
Autodesk*	336	98,078
Automatic Data Processing	677	134,466
Enphase Energy*	3,024	555,297
First Solar*	2,308	208,897
HP	1,974	59,595
Intel	6,285	352,840
Intuit	416	203,911
Keysight Technologies*	288	44,470
Mastercard, Cl A	1,364	497,983
Microsoft	5,383	1,458,255
Motorola Solutions	259	56,164
NVIDIA	946	756,894
PayPal Holdings*	1,735	505,718
QUALCOMM	1,858	265,564
salesforce.com*	1,437	351,016
SolarEdge Technologies*	1,043	288,254
TE Connectivity	512	69,228
Visa, Cl A	2,635	616,116
Workday, Cl A*	275	65,653

		8,741,464

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value
Materials— 1.8%
Air Products and Chemicals	353	$101,551
Avery Dennison	119	25,019
Celanese, Cl A	178	26,985
Dow	1,140	72,139
Ecolab	394	81,152
International Flavors & Fragrances	283	42,280
International Paper	646	39,606
Mosaic	522	16,657
Newmont	1,277	80,936
PPG Industries	367	62,306

		548,631

Real Estate— 2.0%
AvalonBay Communities‡	219	45,703
CBRE Group, Cl A*	516	44,237
Equinix‡	142	113,969
Equity LifeStyle Properties‡	258	19,172
Healthpeak Properties‡	860	28,629
Host Hotels & Resorts*‡	1,082	18,491
Iron Mountain‡	454	19,213
Prologis‡	1,170	139,850
Ventas‡	588	33,575
VEREIT‡	32	1,470
Welltower‡	658	54,680
Weyerhaeuser‡	1,140	39,239
WP Carey‡	280	20,894

		579,122

Utilities— 3.1%
American Water Works	286	44,081
Atlantica Sustainable Infrastructure PLC	8,504	316,519
Brookfield Renewable, Cl A	102	4,278
CenterPoint Energy	870	21,332
CMS Energy	458	27,059
Consolidated Edison	537	38,514
Dominion Energy	1,285	94,538
Edison International	596	34,461
Entergy	318	31,705
Essential Utilities	347	15,858
Eversource Energy	554	44,453
Exelon	1,525	67,573
NiSource	602	14,749
PG&E*	2,320	23,594
PPL	1,217	34,039
Sempra Energy	471	62,398
UGI	320	14,819

Description	Shares	Fair Value
Vistra Energy	748	$13,875

		903,845

Total Common Stock (Cost $25,132,200)		29,563,881

Total Investments - 100.0% (Cost $25,132,200)		$29,563,881

Percentages are based on Net Assets of $29,561,786.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the year ended June 30, 2021, were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Communication Services— 12.1%
Alphabet, Cl A*	302	$737,421
Alphabet, Cl C*	292	731,846
AT&T	12,593	362,426
Electronic Arts	515	74,072
Facebook, Cl A*	4,131	1,436,390
Twitter*	1,398	96,196
Verizon Communications	7,295	408,739

		3,847,090

Consumer Discretionary— 12.4%
Amazon.com*	65	223,610
Aptiv PLC*	476	74,889
Autoliv	150	14,664
Dollar Tree*	415	41,292
DR Horton	587	53,047
eBay	1,142	80,180
Floor & Decor Holdings, Cl A*	195	20,612
Ford Motor*	6,728	99,978
Gap	411	13,830
General Motors*	2,137	126,446
Hilton Worldwide Holdings*	571	68,874
Home Depot	1,870	596,324
Las Vegas Sands*	587	30,929
Lear	101	17,703
Lowe’s	1,278	247,894
Marriott International, Cl A*	466	63,618
McDonald’s	1,308	302,135
MercadoLibre*	82	127,739

Description	Shares	Fair Value
NIKE, Cl B	2,197	$339,415
NVR*	5	24,867
Royal Caribbean Cruises*	382	32,577
Target	871	210,556
Tesla*	1,292	878,173
TJX	2,074	139,829
VF	562	46,106
Yum! Brands	544	62,576

		3,937,863

Consumer Staples— 4.9%
Archer-Daniels-Midland	1,007	61,024
Bunge	269	21,023
Campbell Soup	395	18,008
Clorox	231	41,559
Coca-Cola	6,829	369,517
Constellation Brands, Cl A	302	70,635
Hormel Foods	523	24,973
J M Smucker	205	26,562
Kellogg	476	30,621
Kimberly-Clark	608	81,338
Kraft Heinz	1,182	48,202
Kroger	1,382	52,944
Molson Coors Beverage, Cl B*	362	19,436
Mondelez International, Cl A	2,515	157,037
PepsiCo	2,418	358,275
Sysco	902	70,131
Tyson Foods, Cl A	541	39,904
Walgreens Boots Alliance	1,268	66,709

		1,557,898

Financials— 10.4%
American Express	1,143	188,858
Aon PLC, Cl A	401	95,743
Bank of America	13,167	542,875
Bank of New York Mellon	1,438	73,669
Charles Schwab	2,585	188,214
Citigroup	3,685	260,714
Hannon Armstrong Sustainable Infrastructure Capital‡	2,016	113,198
Huntington Bancshares	1,869	26,671
JPMorgan Chase	5,344	831,206
MetLife	1,340	80,199
Moody’s	284	102,913
Morgan Stanley	2,621	240,319
Nasdaq	211	37,094
PNC Financial Services Group	745	142,116
Prudential Financial	718	73,573
Regions Financial	1,746	35,234
S&P Global	426	174,852

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

Synchrony Financial	975	$47,307
Travelers	450	67,370

		3,322,125

Health Care— 14.5%
Abbott Laboratories	3,127	362,513
AbbVie	3,184	358,646
Agilent Technologies	544	80,409
Alexion Pharmaceuticals*	397	72,933
Baxter International	903	72,692
Becton Dickinson	862	209,630
Biogen*	283	97,994
Boston Scientific*	2,490	106,472
Bristol-Myers Squibb	4,002	267,414
Cigna	639	151,488
CVS Health	2,323	193,831
Edwards Lifesciences*	1,099	113,823
Gilead Sciences	2,239	154,178
Illumina*	258	122,088
Laboratory Corp of America Holdings*	183	50,481
Medtronic PLC	2,346	291,209
Merck	4,531	352,376
Organon*	453	13,708
Perrigo PLC	276	12,654
Pfizer	9,985	391,012
Quest Diagnostics	254	33,520
ResMed	267	65,821
Teleflex	84	33,750
Thermo Fisher Scientific	696	351,111
UnitedHealth Group	1,677	671,538

		4,631,291

Industrials— 9.8%
3M	1,019	202,404
AMETEK	411	54,869
Boeing*	942	225,665
Booz Allen Hamilton Holding, Cl A	263	22,402
Carrier Global	1,458	70,859
CSX	4,053	130,020
Cummins	266	64,853
Deere	546	192,580
Delta Air Lines*	1,112	48,105
Eaton PLC	702	104,022
Emerson Electric	1,057	101,726
Expeditors International of Washington	312	39,499
FedEx	431	128,580
General Electric	15,292	205,830
Honeywell International	1,221	267,827
Howmet Aerospace*	723	24,922
IHS Markit	668	75,257
Illinois Tool Works	514	114,910

Description	Shares	Fair Value

JB Hunt Transport Services	157	$25,583
Kansas City Southern	166	47,039
Nordson	100	21,951
Rockwell Automation	207	59,206
Southwest Airlines*	1,020	54,152
Stanley Black & Decker	288	59,037
Uber Technologies*	2,554	128,007
Union Pacific	1,173	257,978
United Airlines Holdings*	561	29,335
United Parcel Service, Cl B	1,265	263,082
United Rentals*	130	41,471
WW Grainger	81	35,478
Xylem	328	39,347

		3,135,996

Information Technology— 26.4%
Accenture PLC, Cl A	1,112	327,806
Apple	11,368	1,556,961
Automatic Data Processing	757	150,355
Cisco Systems	1,510	80,030
Dell Technologies, Cl C*	431	42,958
Enphase Energy*	1,890	347,061
First Solar*	1,730	156,582
HP	2,240	67,626
Intel	7,002	393,092
Mastercard, Cl A	1,523	556,032
Microsoft	5,833	1,580,160
NVIDIA	1,072	857,707
PayPal Holdings*	1,995	581,503
QUALCOMM	2,020	288,719
salesforce.com*	1,607	392,542
SolarEdge Technologies*	994	274,712
Visa, Cl A	2,951	690,003
Workday, Cl A*	322	76,874

		8,420,723

Materials— 2.2%
Albemarle	177	29,818
CF Industries Holdings	412	21,197
DuPont de Nemours	1,051	81,358
Eastman Chemical	253	29,538
Ecolab	441	90,833
FMC	240	25,968
Freeport-McMoRan, Cl B	2,455	91,105
International Flavors & Fragrances	399	59,611
Martin Marietta Materials	113	39,754
Mosaic	652	20,805
Newmont	1,432	90,760
PPG Industries	420	71,303
Vulcan Materials	239	41,603

		693,653

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

Real Estate— 1.7%
AvalonBay Communities‡	254	$53,007
Crown Castle International‡	763	148,861
Equinix‡	157	126,008
Equity Residential‡	626	48,202
Healthpeak Properties‡	1,008	33,556
Iron Mountain‡	556	23,530
Regency Centers‡	307	19,670
Ventas‡	699	39,913
Welltower‡	756	62,824

		555,571

Utilities— 5.0%
AES	1,206	31,440
Alliant Energy	465	25,928
American Electric Power	893	75,539
American Water Works	327	50,401
Atlantica Sustainable Infrastructure PLC	2,804	104,365
Avangrid	124	6,377
CMS Energy	533	31,490
Consolidated Edison	623	44,681
Dominion Energy	1,437	105,720
DTE Energy	353	45,749
Duke Energy	1,361	134,358
Edison International	688	39,780
Entergy	367	36,590
Eversource Energy	621	49,829
Exelon	1,733	76,789
FirstEnergy	990	36,838
NextEra Energy	3,432	251,497
NiSource	744	18,228
NRG Energy	474	19,102
OGE Energy	400	13,460
PPL	1,413	39,522
Public Service Enterprise Group	900	53,766
Sempra Energy	535	70,877
Southern	1,877	113,577
WEC Energy Group	577	51,324
Xcel Energy	962	63,377

		1,590,604

Total Common Stock (Cost $26,306,278)		31,692,814

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency, Cl Institutional, 0.030%(A)	176,856	$176,856

Total Short-Term Investment (Cost $176,856)		176,856

Total Investments - 100.0%
(Cost $26,483,134)		$31,869,670

Percentages are based on Net Assets of $31,874,605.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of June 30, 2021.

Cl — Class

PLC — Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the year ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

COMMON STOCK — 98.2%
Australia — 3.3%
Aurizon Holdings	943	$2,631
Australia & New Zealand Banking Group	2,323	49,041
Brambles	1,013	8,691
Dexus‡	668	5,345
Downer EDI	116	486
Fortescue Metals Group	1,309	22,913
Mirvac Group‡	2,306	5,050
National Australia Bank	2,703	53,151
Newcrest Mining	608	11,527
OZ Minerals	180	3,035
Qantas Airways*	331	1,157
QBE Insurance Group	998	8,076
Scentre Group‡	672	1,381
Stockland‡	1,482	5,179
Sydney Airport*	701	3,044
Vicinity Centres‡	1,830	2,121

Total Australia		182,828

Canada — 6.3%
Agnico Eagle Mines	174	10,522
B2Gold	483	2,026
Bank of Nova Scotia	1,003	65,232
CAE*	186	5,729
Gildan Activewear	110	4,059
Kinross Gold	822	5,212
Lundin Mining	375	3,382
Ritchie Bros Auctioneers	61	3,617

Description	Shares	Fair Value

Royal Bank of Canada	1,189	$120,464
Stantec	49	2,187
Thomson Reuters	122	12,118
Toronto-Dominion Bank	1,511	105,890
Yamana Gold	407	1,714

Total Canada		342,152

France — 3.2%
AXA	1,686	42,752
BNP Paribas	943	59,117
Covivio‡	14	1,197
Kering	59	51,560
Societe Generale	594	17,510
Valeo	147	4,422

Total France		176,558

Germany — 4.9%
Bayerische Motoren Werke	251	26,580
Commerzbank*	520	3,688
SAP	918	129,359
Siemens	678	107,422

Total Germany		267,049

Italy — 1.1%
Intesa Sanpaolo	14,065	38,850
UniCredit	1,602	18,901

Total Italy		57,751

Japan — 4.5%
ANA Holdings*	31	729
Asics	22	557
Astellas Pharma	1,244	21,662
Bridgestone	406	18,474
Canon	700	15,834
East Japan Railway	129	9,204
Eisai	192	18,881
Fast Retailing	53	39,897
FUJIFILM Holdings	265	19,653
Fujitsu	126	23,590
Konica Minolta	15	83
Mizuho Financial Group	1,752	25,035
NEC	169	8,701
Nidec	209	24,221
Takeda Pharmaceutical	618	20,688

Total Japan		247,209

South Africa — 0.7%
Anglo American Platinum	38	4,389
AngloGold Ashanti	276	5,131
Gold Fields	575	5,170
Impala Platinum Holdings	581	9,581
Nedbank Group*	114	1,364

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2021

Description	Shares	Fair Value

Standard Bank Group	873	$7,801
Vodacom Group	380	3,427

Total South Africa		36,863

Spain — 0.8%
Atlantica Sustainable Infrastructure PLC	344	12,804
Industria de Diseno Textil	897	31,600

Total Spain		44,404

Switzerland — 9.4%
Barry Callebaut	1	2,324
Nestle	2,449	304,970
Novartis	2,080	189,555
Sonova Holding	39	14,669

Total Switzerland		511,518

United Kingdom — 3.6%
GlaxoSmithKline PLC	4,208	82,622
ITV PLC*	1,942	3,373
Lloyds Banking Group PLC	55,648	35,941
Mondi PLC	339	8,915
Natwest Group PLC	2,662	7,483
Pearson PLC	468	5,373
Pennon Group PLC	216	3,393
Unilever PLC	802	46,933

Total United Kingdom		194,033

United States — 60.4%
Communication Services— 6.2%
Alphabet, Cl A*	74	180,692
Alphabet, Cl C*	60	150,379
Interpublic Group	261	8,480

		339,551

Consumer Discretionary— 6.4%
Ford Motor*	3,222	47,879
Gap	114	3,836
General Motors*	1,063	62,898
Lululemon Athletica*	93	33,942
McDonald’s	629	145,293
NIKE, Cl B	32	4,944
VF	251	20,592
Yum! Brands	236	27,147

		346,531

Consumer Staples— 5.5%
Colgate-Palmolive	696	56,620
Mondelez International, Cl A	1,176	73,429
PepsiCo	1,158	171,581

		301,630

Financials— 10.4%
Bank of America	6,443	265,645

Description	Shares	Fair Value

Hannon Armstrong Sustainable Infrastructure Capital‡	228	$12,802
JPMorgan Chase	1,530	237,976
Moody’s	131	47,470
Morgan Stanley	49	4,493

		568,386

Health Care— 8.0%
AbbVie	1,479	166,595
Anthem	203	77,505
Edwards Lifesciences*	509	52,717
Medtronic PLC	1,132	140,515

		437,332

Industrials— 2.0%
CSX	1,491	47,831
Nordson	36	7,902
United Airlines Holdings*	249	13,020
Verisk Analytics, Cl A	128	22,364
Xylem	135	16,195

		107,312

Information Technology— 20.5%
Accenture PLC, Cl A	535	157,713
Cisco Systems	3,590	190,270
Dell Technologies, Cl C*	180	17,941
Enphase Energy*	423	77,676
First Solar*	371	33,579
Hewlett Packard Enterprise	984	14,347
HP	1,013	30,582
Intel	3,603	202,272
QUALCOMM	980	140,071
salesforce.com*	783	191,264
SolarEdge Technologies*	169	46,707
Western Digital*	241	17,152

		1,119,574

Materials— 0.8%
Newmont	655	41,514

Real Estate— 0.2%
Healthpeak Properties‡	393	13,083

Utilities— 0.4%
Brookfield Renewable, Cl A	561	23,528

Total United States		3,298,441

Total Common Stock (Cost $4,911,720)		5,358,806

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke	24	2,157

Total Germany		2,157

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2021

Description	Number of Warrants/Shares	Fair Value

Total Preferred Stock (Cost $2,084)		$2,157

WARRANT — 0.0%
Occidental Petroleum Expires, 8/6/27 Strike Price $22.00*	21	292

Total Warrant (Cost $—)		292

SHORT-TERM INVESTMENT — 2.2%
Invesco Government & Agency, Cl Institutional, 0.030%(A)	118,992	118,992

Total Short-Term Investment (Cost $118,992)		118,992

Total Investments - 100.5%
(Cost $5,032,796)		$5,480,247

Percentages are based on Net Assets of $5,455,471.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate shown represents the 7-day effective yield as of June 30, 2021

Cl — Class

PLC — Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the year ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

June 30, 2021

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Assets:
Investments, at Cost	$25,132,200	$26,483,134	$5,032,796

Investments, at Fair Value	$29,563,881	$31,869,670	$5,480,247
Cash and Cash Equivalents	—	6	113
Foreign Currency, at Value (Cost $ —, $ — and $16,779)	—	—	16,216
Dividend and Interest Receivable	15,499	16,428	4,835
Receivable for Expense Reimbursement	3,877	5,030	1,093
Reclaims Receivable	714	465	7,861

Total Assets	29,583,971	31,891,599	5,510,365

Liabilities:
Advisory Fees Payable	16,801	11,964	3,270
Payable for Trustees’ Fee	3,877	5,030	1,093
Due to Custodian	1,507	—	—
Foreign Currency Payable, at value (Proceeds $ —, $ — and $51,079)	—	—	50,531

Total Liabilities	22,185	16,994	54,894

Net Assets	$29,561,786	$31,874,605	$5,455,471

Net Assets Consist of:
Paid-in Capital	$24,253,518	$25,702,639	$4,462,204
Total Distributable Earnings	5,308,268	6,171,966	993,267

Net Assets	$29,561,786	$31,874,605	$5,455,471

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	900,001	975,000	200,001
Net Asset Value, Offering and Redemption Price Per Share	$32.85	$32.69	$27.28

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

June 30, 2021

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Investment Income:
Dividend and Interest Income	$208,372	$280,450	$82,678
Less: Foreign Taxes Withheld	(583)	(254)	(4,694)

Total Investment Income	207,789	280,196	77,984

Expenses:
Advisory Fees	105,386	91,685	29,774
Trustee Fees	15,508	20,120	4,372
Other Fees	—	131	173

Total Expenses	120,894	111,936	34,319

Less:
Expense Reimbursement	(15,508)	(20,120)	(4,372)

Net Expenses	105,386	91,816	29,947

Net Investment Income	102,403	188,380	48,037

Net Realized Gain (Loss) on:
Investments	1,269,849	882,950	580,980
Foreign Currency Transactions	—	—	(868)

Net Realized Gain on Investments and Foreign Currency Transactions	1,269,849	882,950	580,112

Net Change in Unrealized Appreciation (Depreciation)
Investments	3,863,812	5,143,120	556,478
Foreign Currency Translation	—	—	(396)

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	3,863,812	5,143,120	556,082

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	5,133,661	6,026,070	1,136,194

Net Increase in Net Assets Resulting from Operations	$5,236,064	$6,214,450	$1,184,231

Amounts designated as “-“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Year ended June 30, 2021	Year ended June 30, 2020
Operations:
Net Investment Income	$102,403	$81,120
Net Realized Gain on Investments	1,269,849	299,440
Net Change in Unrealized Appreciation on Investments	3,863,812	381,339

Net Increase in Net Assets Resulting from Operations	5,236,064	761,899

Distributions	(770,423)	(79,706)

Capital Share Transactions:
Issued	17,681,768	2,606,001

Increase in Net Assets from Capital Share Transactions	17,681,768	2,606,001

Total Increase in Net Assets	22,147,409	3,288,194

Net Assets:
Beginning of Year	7,414,377	4,126,183

End of Year	$29,561,786	$7,414,377

Share Transactions:
Issued	575,000	125,000

Net Increase in Shares Outstanding from Share Transactions	575,000	125,000

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Year ended June 30, 2021	Year ended June 30, 2020
Operations:
Net Investment Income	$188,380	$37,329
Net Realized Gain on Investments	882,950	54,082
Net Change in Unrealized Appreciation on Investments	5,143,120	162,392

Net Increase in Net Assets Resulting from Operations	6,214,450	253,803

Distributions	(317,178)	(36,817)

Capital Share Transactions:
Issued	20,185,823	3,459,243
Redeemed	–	(106,253)

Increase in Net Assets from Capital Share Transactions	20,185,823	3,352,990

Total Increase in Net Assets	26,083,095	3,569,976

Net Assets:
Beginning of Year	5,791,510	2,221,534

End of Year	$31,874,605	$5,791,510

Share Transactions:
Issued	725,000	150,000
Redeemed	–	(5,000)

Net Increase in Shares Outstanding from Share Transactions	725,000	145,000

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Sustainable Development Goals Global Equity ETF
	Year ended June 30, 2021	Year ended June 30, 2020
Operations:
Net Investment Income	$48,037	$33,166
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	580,112	(32,043)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	556,082	(122,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,184,231	(121,830)

Distributions	(65,595)	(9,427)

Capital Share Transactions:
Issued	1,328,612	2,112,289

Increase in Net Assets from Capital Share Transactions	1,328,612	2,112,289

Total Increase in Net Assets	2,447,248	1,981,032

Net Assets:
Beginning of Year	3,008,223	1,027,191

End of Year	$5,455,471	$3,008,223

Share Transactions:
Issued	50,000	100,000

Net Increase in Shares Outstanding from Share Transactions	50,000	100,000

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the year or period ended June 30,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares YWCA Women’s Empowerment ETF

2021	22.81	0.21	11.59	11.80	(0.47)	(1.29)	—	(1.76)	32.85	32.88	52.85	29,562	0.75	(12)	0.73		39

2020	20.63	0.28	2.16	2.44	(0.26)	—	—	(0.26)	22.81	22.77	11.92	7,414	0.75	(10)	1.30		47

2019(3)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—^	(0.27)	20.63	20.62	4.71	4,126	0.76	(4)(5)	1.60	(4)	7
Impact Shares NAACP Minority Empowerment ETF

2021	23.17	0.30	9.68	9.98	(0.35)	(0.11)	—	(0.46)	32.69	32.76	43.35	31,875	0.50	(13)	1.03		49

2020	21.16	0.28	1.97	2.25	(0.24)	—	—	(0.24)	23.17	23.23	10.71	5,792	0.75	(10)	1.27		25

2019(6)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—	(0.29)	21.16	21.11	7.37	2,222	0.75	(4)(7)	1.46	(4)	19
Impact Shares Sustainable Development Goals Global Equity ETF

2021	20.05	0.30	7.33	7.63	(0.35)	(0.05)	—	(0.40)	27.28	27.51	38.16	5,455	0.75	(12)	1.21		77

2020	20.54	0.35	(0.70)	(0.35)	(0.14)	—	—	(0.14)	20.05	20.00	(1.75)	3,008	0.75	(11)	1.72		41

2019(8)	20.00	0.32	0.60	0.92	(0.38)	—	—	(0.38)	20.54	20.66	4.67	1,027	0.75	(4)(9)	2.08	(4)	25

Amounts designated as “-“ are $0.

*	Per share data calculated using average shares method.
^	Amount is less than $0.005.
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Commenced operations on August 24, 2018.
(4)	Annualized.
(5)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.

(6)	Commenced operations on July 18, 2018.
(7)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.

(8)	Commenced operations on September 20, 2018.
(9)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.38% for the period ended June 30, 2019.

(10)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.11% for the year ended June 30, 2020.

(11)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.27% for the year ended June 30, 2020.

(12)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

(13)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), is an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with three separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development ETF”) (each a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The Women’s ETF commenced operations on August 24, 2018.

The NAACP Minority ETF commenced operations on July 18, 2018.

The Sustainable Development ETF commenced operations on September 20, 2018.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which currently comprises 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established and implemented by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee .In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended June 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended June 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the year ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the year ended June 30, 2021, the Funds did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statements of Operations.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares currently comprised of 50,000 Shares or such other amount as may be changed from time to time in the future if determined to be in the best interests of a Fund by the President of the Fund (each such block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

On August 14, 2020, the Board of Trustees approved a temporary reduction in the size of a creation unit from 50,000 shares to 25,000 shares for the period from November 12, 2019 through December 31, 2019 for each Fund. The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of a Fund by the President of the Fund. The President of the Funds has determined that it is in the best interests of the Funds that the size of a creation unit in each Fund remain at 25,000 shares.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Impact Shares YWCA Women’s Empowerment ETF	50,000	$500	$1,642,500	$500
Impact Shares NAACP Minority Empowerment ETF	50,000	500	1,634,500	500
Impact Shares Sustainable Development Goals Global Equity ETF	50,000	500	1,364,000	500

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Funds. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; salaries and other compensation or expenses, including travel expenses, of any of the Funds’ executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; taxes and governmental fees, if any, levied against the Funds; brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Funds; expenses of the Funds’ securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; fees and expenses of any underlying funds or other pooled vehicles in which the Funds invest; dividend and interest expenses on short positions taken by the Funds; fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with partner nonprofits and the legal obligations of the Funds to

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by the Funds’ management; organizational and offering expenses of the Funds, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Funds in its state of jurisdiction and in connection with the initial registration of the Funds under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Funds’ initial registration statement on Form N-1A); fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and expenses of the Funds which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The adviser is contractually obligated to limit expenses to 0.75% of average daily net assets attributable to shares of each of the Impact Shares YWCA Women’s Empowerment ETF and the Impact Shares Sustainable Development Goals Global Equity ETF and 0.49% of the average daily net assets attributable to shares of the Impact Shares Minority Empowerment ETF through October 28, 2021. The limitation does not extend to fees paid by a Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales. Termination or modification of these obligations requires approval by the Board of Trustees of the Fund.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the year ended June 30, 2021, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

For the year ended June 30, 2021, the Funds incurred Trustee fees of $15,508, $20,120, and $4,372 for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, for which the Adviser voluntarily agreed to reimburse the Funds. Of these amounts, $3,877, $5,030, and $1,093 remain payable to the Trustees and are shown as a receivable from the Adviser on the Statements of Assets and Liabilities for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, as of

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

June 30, 2021. Trustee fees are shown gross within expenses with a corresponding expense reimbursement on the Statement of Operations as such fees were voluntarily paid by the Adviser on behalf of the Funds. The Adviser does not have the ability to recoup these voluntary expense reimbursements in the future.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended June 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Impact Shares YWCA Women’s Empowerment ETF	$5,694,461	$7,044,864
Impact Shares NAACP Minority Empowerment ETF	9,255,253	8,862,691
Impact Shares Sustainable Development Goals Global Equity ETF	3,189,779	2,823,840

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year ended June 30, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$18,655,967	$-	$-
Impact Shares NAACP Minority Empowerment ETF	19,754,503	-	-
Impact Shares Sustainable Development Goals Global Equity ETF	1,130,595	-	-

For the year ended June 30, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$2,530,398	$-	$-
Impact Shares NAACP Minority Empowerment ETF	3,232,443	-	-
Impact Shares Sustainable Development Goals Global Equity ETF	1,793,690	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years ending June 30, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Impact Shares YWCA Women’s Empowerment ETF
2021	$665,602	$104,821	$770,423
2020	79,706	—	79,706
Impact Shares NAACP Minority Empowerment ETF
2021	290,187	26,991	317,178
2020	36,817	—	36,817
Impact Shares Sustainable Development Goals Global Equity ETF
2021	39,855	25,740	65,595
2020	9,427	—	9,427

As of June 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Impact Shares YWCA Women’s Empowerment ETF	$464,816	$448,766	$4,394,687	$ (1)	$5,308,268
Impact Shares NAACP Minority Empowerment ETF	632,528	231,702	5,307,735	1	6,171,966
Impact Shares Sustainable Development Goals Global Equity ETF	—	546,287	446,978	2	993,267

Late year loss deferral represents specified losses realized from foreign currency transactions from November 1 to June 30, 2021 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year. None of the Funds have late year loss to defer in current fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at June 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Impact Shares YWCA Women’s Empowerment ETF	$25,169,194	$4,539,083	$(144,396)	$4,394,687
Impact Shares NAACP Minority Empowerment ETF	26,561,935	5,624,785	(317,050)	5,307,735
Impact Shares Sustainable Development Goals Global Equity ETF	5,033,370	506,769	(59,791)	446,978

The book/tax difference on cost is primarily related to wash sale adjustments.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Brexit (Impact Shares Sustainable Development Goals Global Equity ETF only) - In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On January 31, 2020, the United Kingdom left the European Union and during a transition period that ended on December 31, 2020, negotiated an agreement that governs the terms of the ongoing relationship between the United Kingdom and the European Union. At present the political and economic consequences of Brexit remain uncertain. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Commodities Risk (All Funds) - Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested. A Fund’s investments in commodity-linked instruments may bear on or be limited by each Fund’s intention to qualify as a regulated investment company.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk (All Funds) - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Emerging Markets Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Additionally a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Exchange-Traded Funds Risk (All Funds) - The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Equity Investing Risk (All Funds) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Impact Shares NAACP Minority Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Fee Risk (All Funds) - Because the fees paid by a Fund to Impact Shares are based on the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Foreign Securities Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

(for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Futures Contracts Risk (All Funds) - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds, such as the Funds, that use futures contracts, which are a type of derivative, are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Gender Diversity Risk (Impact Shares YWCA Women’s Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (All Funds) - Each Fund is linked to an index maintained by a third party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds) - Because each Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Intellectual Property Risk (All Funds) - The Funds rely on licenses that permit the Adviser to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the partner nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Limited Fund Size Risk (All Funds) - The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser is a non-profit organization with limited personnel and financial resources. The relative lack of resources may increase the Fund’s management risk.

Market Price Variance Risk (All Funds) - Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (All Funds) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk (All Funds) - Due to the nature of the Funds’ investment strategies and their non-diversified status (for purposes of the 1940 Act), the Funds may invest a greater percentage of their respective assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Funds invest in the securities of a limited number of issuers, the Funds are particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by a Fund is likely to affect such Fund’s performance more than if such Fund invested in the securities of a larger number of issuers. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk (All Funds) - Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants, market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Options Risk (All Funds) - Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.

Passive Investment Risk (All Funds) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such security’s investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Market Risk (All Funds) - Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of a Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks, bonds, loans, options on stocks,

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price movements.

The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally, or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics such as the recent COVID-19 outbreak, the novel respiratory disease also known as “coronavirus,” also could affect the economies of many nations in ways that cannot necessarily be foreseen. The coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.

In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of a Fund’s investment activities, it is possible that such Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.

Small-Cap Company Risk (All Funds) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

Swaps Risk (All Funds) - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Tracking Error Risk (All Funds) - The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

7. OTHER

At June 30, 2021, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

Effective July 16, 2021, the Board of Trustees approved an amended and restated investment advisory agreement for the Funds. For the services provided to the Funds under the Amended and Restated Investment Advisory Agreement, the Funds pay the Adviser an annual unitary fee, payable monthly, at the rate of 0.75% of the Funds’ Average Daily Managed Assets (as defined below) in the case of the Women’s ETF and the Sustainable Development ETF and 0.49% of the Fund’s Average Daily Managed Assets in the case of the Minority ETF. “Average Daily Managed Assets” of a Fund means the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). From time to time, the Adviser may waive all or a portion of its fee, although it does not currently intend to do so. Pursuant to the Amended and Restated Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for: (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) taxes and governmental fees, if any, levied against a Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (iv) expenses of a

Impact Shares Trust I

Notes to Financial Statements

June 30, 2021

Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (v) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Charities and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vi) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles. Any officer or employee of the Adviser or of any entity controlling, controlled by or under common control with the Adviser, who may also serve as officers, trustees or employees of the Trust shall not receive any compensation from the Trust for their services.

On July 16, 2021, a new series of the Trust, the Impact Shares Affordable Housing MBS ETF (the “Affordable Housing ETF”) was launched, and its shares commenced trading on NYSE ARCA (ticker: OWNS). The investment adviser of the Affordable Housing ETF is Impact Shares Corp. The Adviser has retained Community Capital management Inc. to act as sub-adviser to the Affordable Housing ETF. Because the Affordable Housing ETF commenced operations after June 30, 2021, no financial or performance data regarding the Affordable Housing ETF is included in this Annual Report.

Impact Shares Trust I

Report of Independent Registered Public Accounting Firm

June 30, 2021

To the Shareholders and the Board of Trustees of Impact Shares Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Impact Shares Trust I (the “Trust”) (comprising Impact Shares NAACP Minority Empowerment ETF, Impact Shares Sustainable Development Goals Global Equity ETF, and Impact Shares YWCA Women’s Empowerment ETF (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Impact Shares Trust I at June 30, 2021, the results of their operations for the year then ended, and changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Impact Shares Trust I	Financial highlights
Impact Shares NAACP Minority Empowerment ETF	For the year ended June 30, 2021, June 30, 2020, and the period from July 18, 2018 (commencement of operations) through June 30, 2020
Impact Shares Sustainable Development Goals Global Equity ETF	For the year ended June 30, 2021, June 30, 2020, and the period from September 20, 2018 (commencement of operations) through June 30, 2020
Impact Shares YWCA Women’s Empowerment ETF	For the year ended June 30, 2021, June 30, 2020, and the period from August 24, 2018 (commencement of operations) through June 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by

Impact Shares Trust I

Report of Independent Registered Public Accounting Firm

June 30, 2021

correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Impact Shares investment companies since 2019.

Dallas, Texas

August 27, 2021

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2021 (Unaudited)

Name and Date of Birth	Position(s) with the Funds	Term of Office [1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Impact Shares Fund Complex [2] Overseen by Trustees	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Winston I. Lowe (2/5/1951)	Trustee	Indefinite Term; Trustee since April 2018	Managing Partner, Lowe and Associates, LLC since March 2009	4	None	Significant business and legal experience as associate and managing partner at US- based law firm; significant leadership experience at law firm.
Kathleen Legg (11/9/1982)	Trustee	Indefinite Term; Trustee since April 2018	Consultant, Global Ware Digital Company since November 2014; Consultant, Independent Consultant from 2012 until 2014.	4	None	Significant experience running social media companies; Significant experience advising global nonprofits on social media engagement techniques and best practices.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]	The “Impact Shares Fund Complex” consists of each series of Impact Shares Trust I.

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2021 (Unaudited)

Name and Date of Birth	Position(s) with the Funds	Term of Office [1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Impact Shares Fund Complex [2] Overseen by Trustees	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Ethan Powell [3] (6/20/1975)	Trustee; Chairman of the Board	Indefinite Term; Trustee since May 2016; Chairman of the Board since May 2016

President and Founder of Impact Shares LLC (“Impact Shares”)

(a registered investment advisor dedicated to building a platform to create better socially responsible investment solutions) since December 2015; Trustee of the Highland Fund Complex from June 2012 until July 2013 and since December 2013; Chief Product Strategist of Highland Capital Management Fund Advisors, L.P. from 2012 until December 2015; Senior Retail Fund Analyst of HCM from 2007 until December 2015 and Impact Shares from its inception until December 2015; Secretary of NexPoint Credit Strategies Fund (“NHF”) from November 2010 until June 2012; President and Principal Executive Officer of NHF from June 2012 until May 2015; Secretary of NHF from May 2015 until December 2015; Executive Vice President and Principal Executive Officer of Impact Shares Trust I from May 2016 to January 2018; and Secretary of Impact Shares Trust I from May 2016 to January 2018; President and Treasurer of Impact Shares Trust I since January 2018. From 2021 to the present, Member of the Board of Directors of Kelly Strategic Management Fund.

				4	Serves as Independent Chairman of the Board of the Highland Fund Complex and the NexPoint Credit Strategies Fund Complex (collectively, 25 funds)	Significant experience in the financial industry; significant executive experience including past service as an officer of funds in the Highland Fund Complex; significant administrative and managerial experience.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]	The “Impact Shares Fund Complex” consists of each series of Impact Shares Trust I.
[3]	Mr. Powell is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with Impact Shares, Corp., the Funds’ investment adviser.

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2021 (Unaudited)

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Time Served [1]	Principal Occupation(s) During the Past Five Years

OFFICERS

Ethan Powell (6/20/1975)	President and Treasurer	January 2018 – Present.	See above under “Interested Trustees”.

Donald J. Guiney (9/22/1956)	Secretary, Chief Compliance Officer	January 2018 – Present.	Senior Counsel, Baker & McKenzie LLP (law firm) from 2013 to 2016); Partner, Freshfields Bruckhaus Deringer (law firm) from 1997 to 2013.

James Hoffmayer (9/28/1973)	Assistant Treasurer	May 2021 – Present.	Senior Director, Funds Accounting and Fund Administration, SEI Investments Global Funds Services (2016-Present).

[1]	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Impact Shares Trust I

Disclosure of Fund Expenses

June 30, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2021 to June 30, 2021) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During Period(1)
Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$1,134.90	0.75%	$3.97
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$1,040.20	0.49%	$2.60
Hypothetical 5% Return	1,000.00	1,022.36	0.49	2.46

Impact Shares Sustainable Development Goals Global Equity ETF
Actual Fund Return	$1,000.00	$1,084.30	0.75%	$3.88
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

June 30, 2021 (Unaudited)

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

At a meeting held on February 24, 2021 with respect to Minority ETF, Women’s ETF and Sustainable Development ETF, the trustees (collectively, the “Trustees” or the “Board”) of Impact Shares Trust I (the “Trust”), including the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (such Trustees, the “Independent Trustees”), met to consider the proposed continuation of the investment advisory agreement (“Investment Advisory Agreement”) between the Trust and Impact Shares, Corp. (the “Adviser”) for an additional one-year term. The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the continuation of the Investment Advisory Agreement.

In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees considered the following factors. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Nature, Extent, and Quality of the Services

In considering the Investment Advisory Agreement, the Independent Trustees evaluated the nature, extent and quality of the advisory services provided to each Fund by the Adviser. They considered the terms of the Investment Advisory Agreement and received and considered information provided by management that described, among other matters:

•	the nature and scope of the advisory services provided to each Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services,

•	the investment program used by the Adviser to manage each Fund,

•	possible fall-out benefits and potential conflicts of interest,

•	anticipated brokerage practices,

•	the compliance functions of the Adviser, and

•	the financial resources of the Adviser.

In addition to considering each Fund’s investment performance (see below), the Independent Trustees considered, among other matters, the general oversight of the Trust by the Adviser. They also took into account information concerning the investment processes used by the Adviser in managing each Fund.

The Independent Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and, under the unitary fee structure set forth in the Investment Advisory Agreement, the Adviser is responsible for bearing all of each Fund’s expenses, including the costs of transfer agency, custody, fund administration, legal, audit and other services provided to each Fund, with the exceptions set forth below under “Fees and Other Expenses.” They also took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.

The Independent Trustees noted that the Adviser’s current cash flows and expenses outpaced revenues. The Independent Trustees considered the Adviser’s statements as to its discussions with the

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

June 30, 2021 (Unaudited)

Rockefeller foundation and others to subsidize operating expenses, as well as on-going discussions regarding potential partnerships to support the viability of the Funds.

The Independent Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the scope of the services provided to each Fund under the Investment Advisory Agreement was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services required by each Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser to each Fund were sufficient to warrant approval of the Investment Advisory Agreement for an additional one-year term.

Performance

The Independent Trustees noted that each Fund was relatively new with a limited performance history. The Independent Trustees considered that each Fund seeks investment results that, before fees and expenses, track the performance of its respective underlying index and each Fund’s performance was within an acceptable level of its underlying index. The Independent Trustees also considered that each Fund experienced twelve-month performance ended December 31, 2020 above the median of its Morningstar category.

The Independent Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the limited performance history for each Fund was not inconsistent with approval of the Investment Advisory Agreement.

The Costs of the Services Provided by the Adviser and the Profits Realized by the Adviser

The Independent Trustees considered the cost of services provided by the Adviser and the profitability to the Adviser of its relationship with the Trust. The Independent Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from ETF advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types and sizes of funds it manages, its business mix, numerous assumptions about cost allocations and the adviser’s capital structure and cost of capital.

The Independent Trustees also considered that the Adviser is a 501(c)(3) nonprofit and considered whether it might be appropriate to analyze some or all of the amounts the Adviser has committed to donate to each Fund’s partner nonprofit as analogous to the profits earned by for-profit investment advisers to investment companies. The Independent Trustees noted that the Adviser’s expenses currently exceed revenues and that, based on the Adviser’s projections, it was unlikely that the fees paid to the Adviser by a Fund would significantly exceed the Adviser’s cost of providing services to that Fund in the near term. Further the Independent Trustees concluded that, even if any such excess were to be analyzed as though it were profit to the Adviser, the expected “profitability” was not excessive and supported the approval of the Investment Advisory Agreement for an additional one-year term.

Fees and Other Expenses

The Independent Trustees considered the unitary fee paid by each Fund to the Adviser, as well as each Fund’s distribution and service (Rule 12b-1) plan, “other expenses” and total expenses. In doing so, the Independent Trustees reviewed information provided by Impact Shares comparing the expenses of

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

June 30, 2021 (Unaudited)

each Fund relative to those of its Morningstar Peer Group and Morningstar category universe for active ESG funds. The Independent Trustees considered that each Fund’s net expense ratio was below the median of its Morningstar category (including both mutual funds and ETFs) and above the median of its Morningstar category (including index funds only).

The Independent Trustees noted that, under the unitary fee arrangement described in the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) salaries and other compensation or expenses, including travel expenses, of any of a Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (iii) taxes and governmental fees, if any, levied against a Fund; (iv) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (v) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Fund invests; (vii) dividend and interest expenses on short positions taken by a Fund; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with partner nonprofits and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by Fund management; (xi) organizational and offering expenses of a Fund, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing a Fund in its state of jurisdiction and in connection with the initial registration of a Fund under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Fund’s initial registration statement on Form N-1A); (xii) fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and (xiii) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles.

The Independent Trustees noted that the Adviser, at the time of the Meeting, did not advise any accounts other than the Funds.

Based on this and other information, the Independent Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the fees and expenses charged represented reasonable compensation to the Adviser in light of the services provided to each Fund.

Possible Fall-Out Benefits

The Independent Trustees considered information regarding the direct and indirect benefits to the Adviser from its relationship with each Fund, including reputational and other “fall out” benefits. The Independent Trustees considered the receipt of these benefits in light of the Adviser’s “profitability,”

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

June 30, 2021 (Unaudited)

and concluded that such benefits were not excessive, even if the amounts the Adviser has committed to donate to the partner nonprofits were to be analyzed as though they were profits to the Adviser.

Possible Economies of Scale

The Independent Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing and supporting each Fund. The Independent Trustees considered that no Fund has any breakpoints in its fee arrangement with the Adviser. The Independent Trustees concluded that each Fund’s overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Based on the factors described above, the Independent Trustees concluded that the approval of the Investment Advisory Agreement for an additional one-year term was in the best interests of the Funds and should be approved.

Impact Shares Trust I

Review of Liquidity Risk Management Program

June 30, 2021 (Unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Impact Shares Trust I (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the Impact Shares NAACP Minority Empowerment ETF, the Impact Shares YWCA Women’s Empowerment ETF and the Impact Shares Sustainable Development Goals Global Equity ETF each a “Fund and collectively the “Funds”) , each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Trust, on behalf of the Funds, met on November 17, 2020 (the “Meeting”) to review the Program. The Board previously appointed Impact Shares Corp (“Impact Shares”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. Impact Shares also previously delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), whose members are Mr. Ethan Powell and Mr. Donald Guiney. At the Meeting, the Committee, on behalf of Impact Shares, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, and any material changes to the Program (the “Report”).

The Report covered the period from the implementation of the Program on November 20, 2019 through October 21, 2020 (the “Program Reporting Period”).

The Report noted that all of the Funds’ investments consisted of highly liquid publicly-traded equities. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including short trading halts for individual securities certain foreign countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Committee summarized the relevant provisions of the Program applicable to the Funds and reported that during the Program Reporting Period, the Committee had not become aware of the existence of any liquidity events that impacted any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee further reported that there had been no material changes to the Program during the Program Reporting Period.

Impact Shares Trust I

Notice to Shareholders

June 30, 2021 (Unaudited)

For shareholders that do not have a June 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended June 30, 2021, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Qualified Short Term Capital Gain (5)	Qualifying Business Income (6)

Impact Shares YWCA Women’s Empowerment ETF	0.00%	13.61%	86.39%	100.00%	41.18%	42.22%	0.00%	0.00%	100.00%	0.28%

Impact Shares NAACP Minority Empowerment ETF	0.00%	8.51%	91.49%	100.00%	16.05%	16.69%	0.00%	0.00%	100.00%	0.76%

Impact Shares Sustainable Development Goals Global Equity ETF	0.00%	39.24%	60.76%	100.00%	91.94%	100.00%	0.00%	0.00%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the tax year ending June 30, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

.

Impact Shares Trust I

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.impactetfs.org.

2189 Broken Bend

Frisco, Texas 75034

844-448-3383

www.impactetfs.org

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, Texas 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

IMP-AR-001-0300

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller, or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the past fiscal year.

Item 3. Audit Committee Financial Expert.

(a)(1) The Fund’s Audit Committee currently does not have an Audit Committee Financial Expert.

(a)(2) Not applicable.

(a)(3) At this time, the Registrant believes that the collective experience provided by the members of the Audit Committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young (“EY”) Related to the Trust.

EY billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$72,000	N/A	N/A	$70,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees(2)	$15,500	N/A	N/A	$15,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

2

(2)	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include federal, state, and excise tax reviews.

(e)(1) Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2021	2020
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $15,500 and $15,000 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)

/s/ Ethan Powell
Ethan Powell, President, Principal Executive Officer, Treasurer, and Principal Financial Officer

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ethan Powell
Ethan Powell, President and Principal Executive Officer
Date: September 8, 2021

By (Signature and Title)

/s/ Ethan Powell
Ethan Powell, Treasurer and
Principal Financial Officer

Date: September 8, 2021

5